Accounts Payable - Other	12 Months Ended
Dec. 31, 2011
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 7 - Accounts Payable - Other

	December 31	December 31
	2010	2011

Liabilities regarding employees	$1,598	$1,282
Government institutions	39	1
Accrued expenses	596	720
Related parties	55	34
Other	222	298
	$2,510	$2,335